SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Income and Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Foreign currency translation adjustments		$ 43
Realized gain on marketable securities	689	28	25
Interest and amortization/accretion of premium/discount on marketable securities	7	38	94
Dividend on equity marketable securities	216	260	155
Financial income	912	369	274
Financial expenses:
Other than temporary impairment of marketable securities		(336)	(95)
Bank charges	(33)	(45)	(45)
Foreign currency translation adjustments	(23)		(55)
Financial expense	(56)	(381)	(195)
Financial Inome (Expense), Net	$ 856	$ (12)	$ 79